Pension and Post-Retirement and Post-Employment Benefits - Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	6,288	5,719
Pooled Funds [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	160	134
Cash and Cash Equivalents [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	166	150
Short-term Securities [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	176	180
Real Estate [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	2	2
Corporate Shares - Canadian [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	1,008	943
Corporate Shares - Foreign [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	2,766	2,708
Bonds and Debentures - Canadian [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	1,799	1,416
Bonds and debentures - Foreign [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	211	186
Level 1 [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	3,940	3,802
Level 1 [Member] | Pooled Funds [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets		1
Level 1 [Member] | Cash and Cash Equivalents [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	166	150
Level 1 [Member] | Corporate Shares - Canadian [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	1,008	943
Level 1 [Member] | Corporate Shares - Foreign [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	2,766	2,708
Level 2 [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	2,204	1,798
Level 2 [Member] | Pooled Funds [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	18	16
Level 2 [Member] | Short-term Securities [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	176	180
Level 2 [Member] | Bonds and Debentures - Canadian [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	1,799	1,416
Level 2 [Member] | Bonds and debentures - Foreign [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	211	186
Level 3 [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	144	119
Level 3 [Member] | Pooled Funds [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	142	117
Level 3 [Member] | Real Estate [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Total fair value of plan assets	2	2